COLUMBIA FUNDS SERIES TRUST

Columbia Asset Allocation Fund II

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income & Growth Portfolio

Columbia LifeGoal Income Portfolio

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters Heritage Portfolio

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Corporate Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2008 to the Funds’ Prospectuses dated August 1, 2008 and

Statements of Additional Information dated August 1, 2008, as revised September 30, 2008

In November 2008, Barclays Capital announced the rebranding of its unified family of indices, which now includes existing Lehman Brothers indices, under the “Barclays Capital Indices” name. Therefore, effective December 31, 2008, each Fund’s benchmark index has changed its name. Accordingly, the Prospectuses and Statements of Additional Information for all share classes of the Funds are hereby supplemented by replacing references to each Fund’s current benchmark with references to its new benchmark, as follows:

Fund Name	Current Benchmark	New Benchmark

Columbia Asset Allocation Fund II	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index

Columbia LifeGoal Balanced Growth Portfolio	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index

Columbia LifeGoal Income & Growth Portfolio	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index

Columbia LifeGoal Income Portfolio	Lehman Brothers U.S. Aggregate 1-3 Years Index and Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index / 20% Lehman Brothers U.S. Corporate High-Yield Bond Index	Barclays Capital U.S. Aggregate 1-3 Years Index and Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index / 20% Barclays Capital U.S. Corporate High-Yield Bond Index

Columbia Masters Heritage Portfolio	Lehman Brothers U.S. Intermediate Government/Credit Bond Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index

Corporate Bond Portfolio	Lehman Brothers U.S. Credit Bond Index	Barclays Capital U.S. Credit Bond Index

Columbia Total Return Bond Fund	Lehman Brothers U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index

Columbia California Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

Columbia Georgia Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

Columbia Maryland Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

Columbia North Carolina Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

Columbia South Carolina Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

Columbia Virginia Intermediate Municipal Bond Fund	Lehman Brothers 3-15 Year Blend Municipal Bond Index	Barclays Capital 3-15 Year Blend Municipal Bond Index

The rebranding of existing Lehman Brothers indices under the Barclays Capital Indices name is not expected to result in any changes to the constitution or calculation of the indices and does not in any way affect the investment objectives or principal investment strategies of the Funds, which remain unchanged, or the manner in which Columbia Management Advisors, LLC manages the Funds.

Shareholders should retain this Supplement for future reference.

INT-47/157229-1208

COLUMBIA FUNDS SERIES TRUST

Mortgage- and Asset-Backed Portfolio

(the “Portfolio”)

Supplement dated December 30, 2008 to the

Prospectus dated August 1, 2008

In November 2008, Barclays Capital announced the rebranding of its unified family of indices, which now includes existing Lehman Brothers indices, under the “Barclays Capital Indices” name. Therefore, effective December 31, 2008, the Portfolio’s benchmark index has changed its name. Accordingly, the Portfolio’s Prospectus is hereby supplemented as follows:

1.	Within the “FUNDimensions” informational box on page 5 of the Prospectus, the list of indices presented in the row entitled “Benchmarks” is deleted and replaced in its entirety with the following:

Barclays Capital U.S. Securitized Bond Index

2.	The paragraph that appears under the heading “Average Annual Total Return as of December 31, 2007” in the Prospectus is deleted and replaced in its entirety with the following:

The table below shows the Portfolio’s Shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio Shares. The table compares the Portfolio’s returns for each period with those of the Barclays Capital U.S. Securitized Bond Index, which is an index of mortgage passthrough securities issued by GNMA, FNMA, FHLMC, Agency Hybrid ARM securities and the U.S. Securitized indices. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3.	Within the table that appears under the heading “Average Annual Total Return as of December 31, 2007” in the Prospectus, the last two rows are deleted and replaced in their entirety with the following:

	1 year	5 years	Life of Portfolio(a)
Barclays Capital U.S. Securitized Bond Index (reflects no deductions for fees, expenses or taxes)	6.65%	4.42%	4.56	%(b)

(a)	The inception date of the Portfolio’s Shares is August 30, 2002.
(b)	The inception date of the index is August 31, 2002. The return shown for this index is from that date.

The rebranding of existing Lehman Brothers indices under the Barclays Capital Indices name is not expected to result in any changes to the constitution or calculation of the indices and does not in any way affect the investment objectives or principal investment strategies of the Portfolio, which remain unchanged, or the manner in which Columbia Management Advisors, LLC manages the Portfolio.

Shareholders should retain this Supplement for future reference.

INT-47/157157-1208

COLUMBIA FUNDS SERIES TRUST

Mortgage- and Asset-Backed Portfolio

(the “Portfolio”)

Supplement dated December 30, 2008 to the

Statement of Additional Information dated August 1, 2008, as revised September 30, 2008

The Statement of Additional Information for the Portfolio is hereby supplemented as follows:

Within the list of indices presented for the Portfolio in the section entitled “Investment Advisory and Other Services – Portfolio Manager(s) – Performance Benchmarks” on page 48, references to “Lehman Brothers U.S. Mortgage-Backed Securities Fixed Rate Index” and “Lehman Brothers U.S. Securitized Bond Index” are deleted and replaced in their entirety with the following:

Barclays Capital U.S. Securitized Bond Index

Shareholders should retain this Supplement for future reference.

INT-47/157230-1208